Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments
November 30, 2021 - (Unaudited)
COMMON STOCKS — 98 .49 % Shares Fair Value
Argentina — 0 .60%
Consumer Discretionary — 0 .60%
MercadoLibre, Inc.
(a)
1 $ 1,188
Total   Argentina 1,188
Australia — 3 .54%
Financials — 0 .47%
Afterpay Ltd.
(a)
12 931
Health Care — 0 .99%
CSL Ltd. 9 1,968
Technology — 2 .08%
Atlassian Corp. PLC, Class A
(a)
11 4,140
Total   Australia 7,039
Brazil — 0 .12%
Financials — 0 .12%
XP, Inc., Class A
(a)
8 229
Total   Brazil 229
Canada — 1 .22%
Technology — 1 .22%
Open Text Corp. 19 901
Shopify, Inc., Class A
(a)
1 1,522
2,423
Total   Canada 2,423
China — 7 .98%
Communications — 4 .07%
NetEase, Inc. - ADR 17 1,831
Tencent Holdings Ltd. - ADR 107 6,254
8,085
Consumer Discretionary — 3 .91%
Alibaba Group Holding Ltd. - ADR
(a)
17 2,168
JD.com, Inc. - ADR
(a)
50 4,206
Meituan - ADR
(a)
23 1,397
7,771
Total   China 15,856
Denmark — 3 .50%
Energy — 1 .17%
Vestas Wind Systems A/S 69 2,315
Health Care — 2 .33%
Coloplast A/S - ADR 51 835
Novo Nordisk A/S, Class B 35 3,762
4,597
Total   Denmark 6,912

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
November 30, 2021 - (Unaudited)
France — 15 .28%
Consumer Discretionary — 5 .34%
Hermes International SA 4 $ 7,494
Kering SA 4 3,089
10,583
Consumer Staples — 1 .88%
Danone SA 10 589
L'Oreal SA 7 3,153
3,742
Financials — 1 .58%
BNP Paribas SA 25 1,561
Credit Agricole SA
(a)
116 1,586
3,147
Health Care — 0 .81%
Sanofi 17 1,616
Industrials — 0 .67%
Aeroports de Paris
(a)
6 701
Vinci SA - ADR 27 641
1,342
Materials — 2 .02%
Cie de Saint-Gobain 63 4,011
Technology — 2 .98%
Dassault Systems SE 69 4,159
Teleperformance 3 1,233
Worldline SA/France
(a)
10 526
5,918
Total   France 30,359
Germany — 7 .15%
Consumer Staples — 0 .96%
Beiersdorf AG 19 1,900
Financials — 1 .11%
Deutsche Boerse AG 14 2,199
Industrials — 3 .59%
Deutsche Post AG 69 4,080
Siemens AG 19 3,042
7,122
Technology — 1 .49%
SAP SE 23 2,950
Total   Germany 14,171
Hong Kong — 0 .53%
Financials — 0 .53%
AIA Group Ltd. - ADR 25 1,053
Total   Hong Kong 1,053

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
November 30, 2021 - (Unaudited)
India — 1 .29%
Financials — 1 .29%
HDFC Bank Ltd. - ADR 39 $ 2,554
Total   India 2,554
Indonesia — 1 .24%
Financials — 1 .24%
Bank Rakyat Indonesia Persero Tbk PT - ADR 175 2,475
Total   Indonesia 2,475
Israel — 1 .51%
Technology — 1 .51%
NICE-Systems Ltd. - ADR
(a)
4 1,168
Wix.com Ltd.
(a)
12 1,834
3,002
Total   Israel 3,002
Italy — 1 .88%
Energy — 1 .48%
Eni SpA 222 2,929
Financials — 0 .40%
Intesa Sanpaolo SpA 329 789
Total   Italy 3,718
Japan — 12 .42%
Communications — 1 .66%
M3, Inc. 61 3,302
Health Care — 2 .05%
Eisai Co. Ltd. - ADR 10 602
Hoya Corp. - ADR 14 2,224
Terumo Corp. - ADR
(a)
31 1,256
4,082
Industrials — 8 .05%
Daifuku Co. Ltd - ADR 41 821
FANUC Corp. - ADR 105 2,070
Keyence Corp. 14 8,711
Recruit Holdings Co. Ltd. - ADR 359 4,362
15,964
Technology — 0 .66%
Obic Co. Ltd. 7 1,300
Total   Japan 24,648
Korea  (Republic Of) — 3 .28%
Technology — 3 .28%
Samsung Electronics Co. Ltd. 108 6,508
Total   Korea  (Republic Of) 6,508

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
November 30, 2021 - (Unaudited)
Netherlands — 13 .29%
Financials — 0 .59%
ING Groep NV 85 $ 1,176
Technology — 12 .70%
Adyen NV
(a)
1 2,774
ASML Holding NV 16 12,686
NXP Semiconductors NV 32 7,148
Wolters Kluwer NV 23 2,588
25,196
Total   Netherlands 26,372
Norway — 1 .95%
Energy — 1 .95%
Equinor ASA 154 3,890
Total   Norway 3,890
Spain — 1 .73%
Energy — 1 .40%
Repsol SA 250 2,774
Financials — 0 .33%
Banco Santander SA 209 651
Total   Spain 3,425
Switzerland — 1 .84%
Industrials — 1 .06%
ABB Ltd. 61 2,113
Technology — 0 .78%
Temenos AG 12 1,540
Total   Switzerland 3,653
Taiwan  Province Of China — 5 .73%
Technology — 5 .73%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 97 11,364
Total   Taiwan  Province Of China 11,364
United Kingdom — 12 .41%
Consumer Staples — 2 .22%
Coca-Cola European Partners PLC 53 2,617
Reckitt Benckiser Group PLC 22 1,788
4,405
Energy — 1 .39%
BP PLC 637 2,757
Financials — 0 .35%
London Stock Exchange Group PLC 8 692
Health Care — 1 .33%
AstraZeneca PLC 24 2,641

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
November 30, 2021 - (Unaudited)
United Kingdom — 12.41% (continued)
Materials — 4 .93%
Anglo American PLC 94 $ 3,465
Antofagasta PLC 207 3,799
Rio Tinto PLC 41 2,515
9,779
Technology — 2 .19%
Experian PLC 97 4,360
Total   United Kingdom 24,634
Total Common Stocks— 98.49% (Cost $154,269) 195,473
MONEY MARKET FUNDS - 0 .48%
First American Government Obligations Fund, Class X, 0.03%
(b)
953 953
Total Money Market Funds (Cost $953) 953
Total Investments — 98.97% (Cost $155,222) 196,426
Other Assets in Excess of Liabilities — 1.03% 2,046
NET ASSETS — 100.00% $ 198,472
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of November 30, 2021.
ADR - American Depositary Receipt.

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Schedule of Investments
November 30, 2021 - (Unaudited)
COMMON STOCKS — 99 .38 % Shares Fair Value
Communications — 9 .33%
Alphabet, Inc., Class A
(a)
3 $ 8,514
Facebook, Inc., Class A
(a)
24 7,787
Netflix, Inc.
(a)
9 5,777
22,078
Consumer Discretionary — 8 .84%
Amazon.com, Inc.
(a)
3 10,521
Home Depot, Inc. (The) 26 10,416
20,937
Consumer Staples — 1 .90%
Costco Wholesale Corp. 4 2,158
General Mills, Inc. 21 1,297
Kimberly-Clark Corp. 8 1,042
4,497
Energy — 4 .35%
ConocoPhillips 33 2,315
Exxon Mobil Corp. 22 1,316
Halliburton Co. 71 1,533
Hess Corp. 31 2,310
Pioneer Natural Resources Co. 11 1,962
Schlumberger Ltd. 30 860
10,296
Financials — 6 .03%
American Express Co. 25 3,808
BlackRock, Inc. 5 4,523
Goldman Sachs Group, Inc. (The) 11 4,191
JPMorgan Chase & Co. 11 1,747
14,269
Health Care — 9 .71%
Abbott Laboratories 17 2,138
Align Technology, Inc.
(a)
8 4,893
Amgen, Inc. 6 1,193
Biogen, Inc.
(a)
6 1,414
DexCom, Inc.
(a)
2 1,125
IDEXX Laboratories, Inc.
(a)
2 1,216
Intuitive Surgical, Inc.
(a)
15 4,866
Johnson & Johnson 5 780
Medtronic PLC 10 1,067
Merck & Co., Inc. 32 2,397
Pfizer, Inc. 16 860
ResMed, Inc. 4 1,019
Viatris, Inc. 1 12
22,980
Industrials — 4 .86%
3M Co. 7 1,190
Caterpillar, Inc. 8 1,547

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Schedule of Investments (continued)
November 30, 2021 - (Unaudited)
COMMON STOCKS — 99.38% (continued) Shares Fair Value
Industrials — 4.86% (continued)
HEICO Corp. 12 $ 1,663
Kansas City Southern 5 1,454
Rockwell Automation, Inc. 9 3,026
Spirit AeroSystems Holdings, Inc., Class A 12 454
United Parcel Service, Inc., Class B 11 2,182
11,516
Materials — 1 .62%
Nucor Corp. 36 3,825
Technology — 52 .74%
Adobe, Inc.
(a)
10 6,699
Advanced Micro Devices, Inc.
(a)
66 10,452
Apple, Inc. 117 19,340
Autodesk, Inc.
(a)
14 3,559
Cisco Systems, Inc. 50 2,742
Intel Corp. 63 3,100
Microsoft Corp. 46 15,206
MSCI, Inc. 11 6,924
NVIDIA Corp. 67 21,893
Oracle Corp. 41 3,720
PayPal Holdings, Inc.
(a)
33 6,101
QUALCOMM, Inc. 25 4,514
salesforce.com, Inc.
(a)
29 8,264
Texas Instruments, Inc. 28 5,386
Visa, Inc., Class A 36 6,976
124,876
Total Common Stocks— 99.38% (Cost $155,197) 235,274
MONEY MARKET FUNDS - 0 .32%
First American Government Obligations Fund, Class X, 0.03%
(b)
746 746
Total Money Market Funds (Cost $746) 746
Total Investments — 99.70% (Cost $155,943) 236,020
Other Assets in Excess of Liabilities — 0.30% 720
NET ASSETS — 100.00% $ 236,740
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of November 30, 2021.

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Schedule of Investments
November 30, 2021 - (Unaudited)
COMMON STOCKS — 99 .48 % Shares Fair Value
Communications — 1 .29%
8X8, Inc.
(a)
136 $ 2,931
Consumer Discretionary — 15 .76%
Builders FirstSource, Inc.
(a)
65 4,514
Domino's Pizza, Inc. 4 2,097
Freshpet, Inc.
(a)
46 4,968
M.D.C. Holdings, Inc. 33 1,579
M/I Homes, Inc.
(a)
39 2,180
Papa John's International, Inc. 33 4,023
Pool Corp. 14 7,758
Revolve Group, Inc.
(a)
72 5,484
Scotts Miracle-Gro Co. (The) 14 2,028
Taylor Morrison Home Corp.
(a)
36 1,118
35,749
Consumer Staples — 0 .60%
Boston Beer Co., Inc. (The), Class A
(a)
3 1,354
Energy — 2 .81%
ChampionX Corp.
(a)
138 2,817
Helmerich & Payne, Inc. 12 269
Oceaneering International, Inc.
(a)
99 1,058
Ovintiv, Inc. 64 2,225
6,369
Financials — 10 .71%
Cadence Bank 34 993
Cowen Group, Inc., Class A 96 3,397
East West Bancorp, Inc. 14 1,078
Evercore Partners, Inc., Class A 20 2,774
First Merchants Corp. 56 2,234
Independent Bank Corp. 23 1,818
Piper Jaffray Cos. 19 3,149
Stifel Financial Corp. 27 1,917
SVB Financial Group
(a)
8 5,540
Umpqua Holdings Corp. 73 1,391
24,291
Health Care — 25 .07%
Align Technology, Inc.
(a)
12 7,338
Alkermes PLC
(a)
14 307
Anika Therapeutics
(a)
90 3,522
Avid Bioservices, Inc.
(a)
56 1,711
BioCryst Pharmaceuticals, Inc.
(a)
74 892
Charles River Laboratories International, Inc.
(a)
8 2,927
CONMED Corp. 57 7,493
Emergent BioSolutions, Inc.
(a)
50 2,206
Exact Sciences Corp.
(a)
16 1,366
Haemonetics Corp.
(a)
46 2,358
Halozyme Therapeutics, Inc.
(a)
166 5,458

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Schedule of Investments (continued)
November 30, 2021 - (Unaudited)
COMMON STOCKS — 99.48% (continued) Shares Fair Value
Health Care — 25.07% (continued)
ImmunoGen, Inc.
(a)
37 $ 228
Ironwood Pharmaceuticals, Inc.
(a)
34 377
Medpace Holdings, Inc.
(a)
27 5,600
Myriad Genetics, Inc.
(a)
27 698
NanoString Technologies, Inc.
(a)
39 1,603
Neurocrine Biosciences Inc.
(a)
8 666
PTC Therapeutics, Inc.
(a)
21 780
Shockwave Medical, Inc.
(a)
8 1,442
Vericel Corp.
(a)
38 1,414
West Pharmaceutical Services, Inc. 6 2,656
WillScot Mobile Mini Holdings Corp.
(a)
153 5,829
56,871
Industrials — 10 .28%
Advanced Energy Industries, Inc. 50 4,384
Alarm.com Holdings, Inc.
(a)
38 3,032
Cactus, Inc., Class A 99 3,614
Casella Waste Systems, Inc., Class A
(a)
33 2,798
Chart Industries, Inc.
(a)
25 4,364
HEICO Corp. 12 1,663
Lincoln Electric Holdings, Inc. 14 1,889
Mercury Systems, Inc.
(a)
32 1,566
23,310
Materials — 7 .65%
Alcoa Corp. 56 2,606
AptarGroup, Inc. 16 1,913
Cleveland-Cliffs, Inc.
(a)
259 5,271
Rogers Corp.
(a)
8 2,181
Steel Dynamics, Inc. 32 1,914
UFP Industries, Inc. 26 2,165
Worthington Industries, Inc. 27 1,295
17,345
Real Estate — 0 .53%
CoreSite Realty Corp. 7 1,197
Technology — 24 .78%
Allscripts Healthcare Solutions, Inc.
(a)
274 4,557
Alteryx, Inc., Class A
(a)
45 2,991
Aspen Technology, Inc.
(a)
34 4,931
Azenta, Inc. 15 1,697
Cerence, Inc.
(a)
32 2,406
Diodes, Inc.
(a)
65 6,912
Fair Isaac Corp.
(a)
6 2,119
Knowles Corp.
(a)
114 2,476
Liveperson, Inc.
(a)
68 2,629
Momentive Global, Inc.
(a)
186 3,800
Omnicell, Inc.
(a)
32 5,664

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Schedule of Investments (continued)
November 30, 2021 - (Unaudited)
COMMON STOCKS — 99.48% (continued) Shares Fair Value
Technology — 24.78% (continued)
Paycom Software, Inc.
(a)
8 $ 3,500
Paylocity Holdings Corp.
(a)
35 8,831
Pegasystems, Inc. 15 1,722
Synaptics, Inc.
(a)
7 1,976
56,211
Total Common Stocks— 99.48% (Cost $164,323) 225,628
MONEY MARKET FUNDS - 0 .37%
First American Government Obligations Fund, Class X, 0.03%
(b)
830 830
Total Money Market Funds (Cost $830) 830
Total Investments — 99.85% (Cost $165,153) 226,458
Other Assets in Excess of Liabilities — 0.15% 335
NET ASSETS — 100.00% $ 226,793
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of November 30, 2021.

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments
November 30, 2021 - (Unaudited)
COMMON STOCKS — 99.10% Shares Fair Value
Argentina — 0.52%
Consumer Discretionary — 0.52%
MercadoLibre, Inc.
(a)
1 $ 1,188
Total   Argentina 1,188
Australia — 1.23%
Materials — 1.23%
BHP Group Ltd. 26 730
OZ Minerals Ltd.
(a)
77 1,427
Rio Tinto Ltd. 10 666
2,823
Total   Australia 2,823
Brazil — 0.20%
Materials — 0.20%
Vale SA - ADR 38 470
Total   Brazil 470
Canada — 0.56%
Materials — 0.56%
Hudbay Minerals, Inc.
(a)
80 539
Lundin Mining Corp. 93 730
1,269
Total   Canada 1,269
China — 4.71%
Communications — 2.50%
51job Inc. - ADR
(a)
6 346
Tencent Holdings Ltd. - ADR 78 4,559
Trip.com Group Ltd. - ADR
(a)
30 825
5,730
Consumer Discretionary — 2.21%
Alibaba Group Holding Ltd. - ADR
(a)
16 2,040
JD.com, Inc. - ADR
(a)
36 3,028
5,068
Total   China 10,798
France — 4.79%
Consumer Discretionary — 1.18%
Kering SA - ADR
(a)
35 2,707
Energy — 0.70%
TotalEnergies SE 35 1,611
Financials — 0.44%
BNP Paribas SA 16 999
Health Care — 0.37%
Sanofi 9 855

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2021 - (Unaudited)
Technology — 2.10%
Dassault Systems SE 80 $ 4,823
Total   France 10,995
Germany — 1.35%
Consumer Discretionary — 0.43%
Sixt SE
(a)
6 976
Industrials — 0.92%
MTU Aero Engines AG 3 561
Siemens AG 9 1,441
Siemens Energy AG
(a)
4 106
2,108
Total   Germany 3,084
Hong Kong — 0.46%
Health Care — 0.46%
Sino Biopharmaceutical Ltd. - ADR
(a)
75 1,048
Total   Hong Kong 1,048
Italy — 0.85%
Energy — 0.44%
Eni SpA 76 1,003
Financials — 0.41%
Intesa Sanpaolo SpA 390 935
Total   Italy 1,938
Japan — 3.28%
Industrials — 3.28%
Daifuku Co. Ltd - ADR
(a)
42 841
FANUC Corp. - ADR 99 1,951
SMC Corp. - ADR 98 3,146
Yaskawa Electric Corp. - ADR
(a)
18 1,601
7,539
Total   Japan 7,539
Korea  (Republic Of) — 1.96%
Technology — 1.96%
Samsung Electronics Co. Ltd. - GDR - ADR 3 4,494
Total   Korea  (Republic Of) 4,494
Netherlands — 3.33%
Financials — 0.56%
ING Groep NV 93 1,287
Technology — 2.77%
ASML Holding NV 8 6,343
Total   Netherlands 7,630

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2021 - (Unaudited)
Spain — 0.60%
Financials — 0.60%
Banco Bilbao Vizcaya Argentaria SA 142 $ 757
Banco Santander SA
(a)
198 617
1,374
Total   Spain 1,374
Switzerland — 0.63%
Health Care — 0.63%
Novartis AG 18 1,440
Total   Switzerland 1,440
Taiwan  Province Of China — 3.47%
Technology — 3.47%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 68 7,966
Total   Taiwan  Province Of China 7,966
United Kingdom — 1.98%
Energy — 1.01%
BP PLC 149 645
Royal Dutch Shell PLC 79 1,664
2,309
Health Care — 0.97%
AstraZeneca PLC 12 1,321
GlaxoSmithKline PLC 44 892
2,213
Total   United Kingdom 4,522
United States — 69.18%
Communications — 7.62%
Alphabet, Inc., Class A
(a)
4 11,352
Facebook, Inc., Class A
(a)
11 3,569
Netflix, Inc.
(a)
4 2,568
17,489
Consumer Discretionary — 5.47%
Amazon.com, Inc.
(a)
2 7,015
Home Depot, Inc. (The) 8 3,205
NIKE, Inc., Class B 8 1,354
Starbucks Corp. 9 987
12,561
Consumer Staples — 4.34%
Costco Wholesale Corp. 10 5,393
Procter & Gamble Co. (The) 13 1,880
Walmart, Inc. 19 2,672
9,945
Energy — 2.59%
Chevron Corp. 18 2,031
Exxon Mobil Corp. 26 1,556
Marathon Oil Corp. 64 991

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2021 - (Unaudited)
Energy — 2.59% (continued)
Schlumberger Ltd. 48 $ 1,377
5,955
Financials — 4.83%
American Express Co. 13 1,980
BlackRock, Inc. 3 2,714
Goldman Sachs Group, Inc. (The) 5 1,905
JPMorgan Chase & Co. 11 1,746
Morgan Stanley 29 2,750
11,095
Health Care — 8.72%
Abbott Laboratories 9 1,132
Align Technology, Inc.
(a)
7 4,280
Clovis Oncology, Inc.
(a)
23 73
Danaher Corp. 5 1,608
Edwards LifeSciences Corp.
(a)
9 966
Eli Lilly & Co. 14 3,473
Exact Sciences Corp.
(a)
7 598
Intuitive Surgical, Inc.
(a)
9 2,919
Merck & Co., Inc. 17 1,273
PTC Therapeutics, Inc.
(a)
15 557
Puma Biotechnology, Inc.
(a)
17 53
Sarepta Therapeutics, Inc.
(a)
5 404
Stryker Corp. 6 1,420
Thermo Fisher Scientific, Inc. 2 1,266
20,022
Industrials — 3.51%
AeroVironment, Inc.
(a)
14 1,130
Boeing Co. (The)
(a)
3 594
Carrier Global Corp. 6 325
Cummins, Inc. 4 839
Deere & Co. 4 1,382
Kansas City Southern 7 2,036
Otis Worldwide Corp. 3 241
Raytheon Technologies Corp. 6 486
Rockwell Automation, Inc. 3 1,009
8,042
Materials — 0.98%
Cleveland-Cliffs, Inc.
(a)
69 1,404
Materion Corp. 10 847
2,251
Technology — 31.12%
Adobe, Inc.
(a)
10 6,699
Apple, Inc. 72 11,901
Autodesk, Inc.
(a)
7 1,779
Cisco Systems, Inc. 28 1,536
Intel Corp. 60 2,952
MasterCard, Inc., Class A 22 6,928

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2021 - (Unaudited)
Technology — 31.12% (continued)
Microsoft Corp. 37 $ 12,231
NVIDIA Corp. 44 14,378
Oracle Corp. 42 3,811
Paycom Software, Inc.
(a)
6 2,625
salesforce.com, Inc.
(a)
16 4,559
Visa, Inc., Class A 10 1,938
71,337
Total   United States 158,697
Total Common Stocks— 99.10% (Cost $151,354) 227,275
MONEY MARKET FUNDS - 0.71%
First American Government Obligations Fund, Class X, 0.03%
(b)
1,633 1,633
Total Money Market Funds (Cost $1,633) 1,633
Total Investments — 99.81% (Cost $152,987) 228,908
Other Assets in Excess of Liabilities — 0.19% 427
NET ASSETS — 100.00% $ 229,335
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of November 30, 2021.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments
November 30, 2021 - (Unaudited)
COMMON STOCKS — 99.07% Shares Fair Value
Argentina — 0.52%
Consumer Discretionary — 0.52%
MercadoLibre, Inc.
(a)
1 $ 1,188
Total   Argentina 1,188
Australia — 1.22%
Materials — 1.22%
OZ Minerals Ltd.
(a)
70 1,297
Rio Tinto Ltd. 22 1,466
2,763
Total   Australia 2,763
Canada — 0.31%
Materials — 0.31%
Lundin Mining Corp. 90 706
Total   Canada 706
China — 4.91%
Communications — 2.62%
51job Inc. - ADR
(a)
8 462
Tencent Holdings Ltd. - ADR 79 4,617
Trip.com Group Ltd. - ADR
(a)
33 908
5,987
Consumer Discretionary — 2.29%
Alibaba Group Holding Ltd. - ADR
(a)
16 2,040
JD.com, Inc. - ADR
(a)
38 3,196
5,236
Total   China 11,223
Colombia — 0.65%
Energy — 0.65%
Ecopetrol SA - ADR 116 1,491
Total   Colombia 1,491
France — 4.11%
Consumer Discretionary — 1.12%
Kering SA - ADR
(a)
33 2,552
Financials — 0.41%
BNP Paribas SA 15 937
Health Care — 0.46%
Sanofi 11 1,046
Technology — 2.12%
Dassault Systems SE 80 4,823
Total   France 9,358

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2021 - (Unaudited)
Germany — 1.11%
Consumer Discretionary — 0.43%
Sixt SE
(a)
6 $ 976
Industrials — 0.68%
Siemens AG 9 1,441
Siemens Energy AG
(a)
4 106
1,547
Total   Germany 2,523
Hong Kong — 0.47%
Health Care — 0.47%
Sino Biopharmaceutical Ltd. - ADR
(a)
76 1,062
Total   Hong Kong 1,062
Italy — 0.75%
Energy — 0.35%
Eni SpA 61 805
Financials — 0.40%
Intesa Sanpaolo SpA 380 911
Total   Italy 1,716
Japan — 2.22%
Industrials — 2.22%
Daifuku Co. Ltd - ADR
(a)
43 861
FANUC Corp. - ADR 92 1,813
Yaskawa Electric Corp. - ADR
(a)
27 2,402
5,076
Total   Japan 5,076
Korea  (Republic Of) — 1.31%
Technology — 1.31%
Samsung Electronics Co. Ltd. - GDR 2 2,996
Total   Korea  (Republic Of) 2,996
Netherlands — 2.78%
Technology — 2.78%
ASML Holding NV 8 6,343
Total   Netherlands 6,343
Spain — 1.18%
Energy — 0.58%
Repsol SA 119 1,321
Financials — 0.60%
Banco Bilbao Vizcaya Argentaria SA 137 730
Banco Santander SA
(a)
208 648
1,378
Total   Spain 2,699

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2021 - (Unaudited)
Switzerland — 0.62%
Industrials — 0.62%
ABB Ltd. 41 $ 1,424
Total   Switzerland 1,424
Taiwan  Province Of China — 3.44%
Technology — 3.44%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 67 7,849
Total   Taiwan  Province Of China 7,849
United Kingdom — 2.79%
Consumer Staples — 0.59%
Unilever PLC 26 1,338
Energy — 0.91%
BP PLC 479 2,073
Health Care — 1.01%
AstraZeneca PLC 12 1,321
GlaxoSmithKline PLC 48 973
2,294
Materials — 0.28%
Antofagasta PLC 35 642
Total   United Kingdom 6,347
United States — 70.68%
Communications — 7.68%
Alphabet, Inc., Class A
(a)
4 11,351
Facebook, Inc., Class A
(a)
11 3,569
Netflix, Inc.
(a)
4 2,568
17,488
Consumer Discretionary — 5.51%
Amazon.com, Inc.
(a)
2 7,015
Home Depot, Inc. (The) 8 3,205
NIKE, Inc., Class B 8 1,354
Starbucks Corp. 9 987
12,561
Consumer Staples — 3.55%
Costco Wholesale Corp. 8 4,315
PepsiCo, Inc. 11 1,758
Procter & Gamble Co. (The) 14 2,024
8,097
Energy — 2.06%
Exxon Mobil Corp. 45 2,693
Marathon Oil Corp. 54 836
Schlumberger Ltd. 40 1,147
4,676
Financials — 4.74%
American Express Co. 14 2,132

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2021 - (Unaudited)
United States — 70.68% (continued)
Financials — 4.74% (continued)
BlackRock, Inc. 3 $ 2,714
Goldman Sachs Group, Inc. (The) 5 1,905
JPMorgan Chase & Co. 10 1,589
Morgan Stanley 26 2,465
10,805
Health Care — 10.07%
Abbott Laboratories 9 1,132
Align Technology, Inc.
(a)
7 4,281
Danaher Corp. 5 1,608
Edwards LifeSciences Corp.
(a)
9 966
Eli Lilly & Co. 16 3,968
Exact Sciences Corp.
(a)
8 683
Intuitive Surgical, Inc.
(a)
9 2,919
Merck & Co., Inc. 19 1,423
PTC Therapeutics, Inc.
(a)
14 520
Puma Biotechnology, Inc.
(a)
61 189
Sarepta Therapeutics, Inc.
(a)
5 404
Stryker Corp. 6 1,420
Thermo Fisher Scientific, Inc. 4 2,531
Vertex Pharmaceuticals, Inc.
(a)
5 935
22,979
Industrials — 3.79%
Cummins, Inc. 4 839
Deere & Co. 4 1,382
HEICO Corp. 10 1,385
Kansas City Southern 6 1,745
Rockwell Automation, Inc. 8 2,690
Spirit AeroSystems Holdings, Inc., Class A
(a)
15 568
8,609
Materials — 0.99%
Cleveland-Cliffs, Inc.
(a)
70 1,425
Materion Corp. 10 847
2,272
Technology — 32.29%
Adobe, Inc.
(a)
10 6,699
Apple, Inc. 76 12,562
Autodesk, Inc.
(a)
7 1,779
Cisco Systems, Inc. 28 1,536
Intel Corp. 56 2,755
MasterCard, Inc., Class A 23 7,243
Microsoft Corp. 37 12,232
NVIDIA Corp. 44 14,378
Oracle Corp. 45 4,083
Paycom Software, Inc.
(a)
6 2,625
salesforce.com, Inc.
(a)
17 4,844

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
November 30, 2021 - (Unaudited)
United States — 70.68% (continued)
Technology — 32.29% (continued)
Visa, Inc., Class A 15 $ 2,907
73,643
Total   United States 161,130
Total Common Stocks— 99.07% (Cost $150,998) 225,894
MONEY MARKET FUNDS - 0.76%
First American Government Obligations Fund, Class X, 0.03%
(b)
1,730 1,730
Total Money Market Funds (Cost $1,730) 1,730
Total Investments — 99.83% (Cost $152,728) 227,624
Other Assets in Excess of Liabilities — 0.17% 377
NET ASSETS — 100.00% $ 228,001
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of November 30, 2021.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Fisher Investments Institutional Group Fixed Income Fund
for Retirement Plans
Schedule of Investments
November 30, 2021 - (Unaudited)
CORPORATE BONDS — 48.90%
Principal
Amount Fair Value
Communications — 5.93%
Comcast Corp., 3.55%, 5/1/2028 $ 100,000 $ 110,065
TWDC Enterprises 18 Corp., 3.15%, 9/17/2025 75,000 79,734
189,799
Consumer Staples — 4.23%
Procter & Gamble Co. (The), 5.50%, 2/1/2034 100,000 135,538
Energy — 1.90%
Chevron Corp., 2.24%, 5/11/2030 60,000 60,878
Financials — 13.44%
BlackRock, Inc., 3.25%, 4/30/2029 100,000 109,462
Citigroup, Inc., 3.50%, 5/15/2023 100,000 103,681
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/2026 100,000 106,739
JPMorgan Chase & Co., 4.13%, 12/15/2026 100,000 110,676
430,558
Health Care — 6.62%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048 100,000 129,347
Pfizer, Inc., 3.45%, 3/15/2029 75,000 82,815
212,162
Industrials — 2.90%
Southwest Airlines Co., 7.38%, 3/1/2027 75,000 92,787
Technology — 13.88%
Cisco Systems, Inc., 2.95%, 2/28/2026 100,000 106,493
International Business Machines Corp., 4.25%, 5/15/2049 100,000 123,717
Microsoft Corp., 3.30%, 2/6/2027 100,000 108,571
Oracle Corp., 3.25%, 11/15/2027 100,000 105,884
444,665
Total Corporate Bonds (Cost $1,521,880) 1,566,387
U.S. GOVERNMENT & AGENCIES — 32.25%
United States Treasury Note, 0.13% , 9/15/2023 220,200 218,910
United States Treasury Note, 1.50% , 9/30/2024 209,700 213,927
United States Treasury Note, 2.63% , 2/15/2029 301,100 327,269
United States Treasury Bond, 4.63% , 2/15/2040 187,300 272,741
Total U.S. Government & Agencies (Cost $1,024,991) 1,032,847
EXCHANGE-TRADED FUNDS — 17.47% Shares
iShares MBS ETF 5,201 559,472
Total Exchange-Traded Funds (Cost $561,837) 559,472

Fisher Investments Institutional Group Fixed Income Fund
for Retirement Plans
Schedule of Investments (continued)
November 30, 2021 - (Unaudited)
MONEY MARKET FUNDS - 0.88%
First American Government Obligations Fund, Class X, 0.03%
(a)
28,209 $ 28,209
Total Money Market Funds (Cost $28,209) 28,209
Total Investments — 99.50% (Cost $3,136,917) 3,186,915
Other Assets in Excess of Liabilities — 0.50% 15,983
NET ASSETS — 100.00% $ 3,202,898
(a) Rate disclosed is the seven day effective yield as of November 30, 2021.

Fisher Investments Institutional Group ESG Fixed Income
Fund for Retirement Plans
Schedule of Investments
November 30, 2021 - (Unaudited)
CORPORATE BONDS — 49.13%
Principal
Amount Fair Value
Communications — 7.94%
Comcast Corp., 3.55%, 5/1/2028 $ 100,000 $ 110,065
TWDC Enterprises 18 Corp., 3.15%, 9/17/2025 135,000 143,521
253,586
Consumer Staples — 4.24%
Procter & Gamble Co. (The), 5.50%, 2/1/2034 100,000 135,538
Financials — 13.48%
BlackRock, Inc., 3.25%, 4/30/2029 100,000 109,462
Citigroup, Inc., 3.50%, 5/15/2023 100,000 103,681
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/2026 100,000 106,739
JPMorgan Chase & Co., 4.13%, 12/15/2026 100,000 110,676
430,558
Health Care — 6.64%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048 100,000 129,347
Pfizer, Inc., 3.45%, 3/15/2029 75,000 82,815
212,162
Industrials — 2.90%
Southwest Airlines Co., 7.38%, 3/1/2027 75,000 92,787
Technology — 13.93%
Cisco Systems, Inc., 2.95%, 2/28/2026 100,000 106,493
International Business Machines Corp., 4.25%, 5/15/2049 100,000 123,717
Microsoft Corp., 3.30%, 2/6/2027 100,000 108,571
Oracle Corp., 3.25%, 11/15/2027 100,000 105,884
444,665
Total Corporate Bonds (Cost $1,523,534) 1,569,296
U.S. GOVERNMENT & AGENCIES — 32.16%
United States Treasury Note, 0.13% , 9/15/2023 230,400 229,050
United States Treasury Note, 1.50% , 9/30/2024 209,900 214,131
United States Treasury Note, 2.63% , 2/15/2029 286,700 311,618
United States Treasury Bond, 4.63% , 2/15/2040 187,100 272,450
Total U.S. Government & Agencies (Cost $1,019,288) 1,027,249
EXCHANGE-TRADED FUNDS — 17.36% Shares Fair Value
iShares MBS ETF 5,156 554,631
Total Exchange-Traded Funds (Cost $556,972) 554,631
MONEY MARKET FUNDS - 0.84%
First American Government Obligations Fund, Class X, 0.03%
(a)
26,893 26,893
Total Money Market Funds (Cost $26,893) 26,893
Total Investments — 99.49% (Cost $3,126,687) 3,178,069
Other Assets in Excess of Liabilities — 0.51% 16,191

Fisher Investments Institutional Group ESG Fixed Income
Fund for Retirement Plans
Schedule of Investments (continued)
November 30, 2021 - (Unaudited)
NET ASSETS — 100.00% $ 3,194,260
(a) Rate disclosed is the seven day effective yield as of November 30, 2021.

Tactical Multi-Purpose Fund
Schedule of Investments
November 30, 2021 - (Unaudited)
MONEY MARKET FUNDS - 90 .06 % Shares Fair Value
First American Government Obligations Fund, Class X, 0.03%
(a)
22,109 $ 22,109
Total Money Market Funds (Cost $22,109) 22,109
Total Investments — 90.06% (Cost $22,109) 22,109
Other Assets in Excess of Liabilities — 9.94% 2,441
NET ASSETS — 100.00% $ 24,550
(a) Rate disclosed is the seven day effective yield as of November 30, 2021.